UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6295

        Nuveen New York Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
	June 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 19.8% (12.0% of Total Investments)
$ 500	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/10 at 102.00	AA	$526,925
	Corporation, University of Buffalo Lakeside Cottage Project, Series 2000B, 5.625%, 8/01/20 –
	AMBAC Insured
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
1,315	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	AA	1,385,813
610	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	AA	641,744
2,500	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AA	2,697,675
	Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured
695	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/12 at 100.00	A2	709,359
	Series 2002, 5.000%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York University,
	Series 2001-2:
1,350	5.500%, 7/01/18 – AMBAC Insured	7/11 at 100.00	AA	1,410,845
800	5.500%, 7/01/20 – AMBAC Insured	7/11 at 100.00	AA	836,056
600	5.500%, 7/01/21 – AMBAC Insured	7/11 at 100.00	AA	627,042
2,125	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	AA	2,177,126
	Series 2001, 5.000%, 7/01/19 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AA–	2,101,700
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
1,835	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA	1,868,617
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
2,790	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	AA	2,841,559
	Facilities, Series 2006A, 5.000%, 7/01/31 – MBIA Insured
735	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	N/R	695,244
	5.000%, 7/01/37 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000:
1,000	5.100%, 7/01/20 – MBIA Insured	7/11 at 101.00	AA	1,014,990
2,875	5.250%, 7/01/30 – MBIA Insured	7/11 at 101.00	AA	2,910,133
2,000	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AA–	2,226,140
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
775	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa3	834,047
620	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aa3	665,080
10,060	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	AA	10,138,569
	University, Series 2005A, 5.000%, 7/01/40 – AMBAC Insured
1,000	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra	7/08 at 102.00	AA	1,010,040
	University, Series 1998, 5.000%, 7/01/23 – MBIA Insured
7,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace	1/09 at 101.00	AA	7,305,898
	Mann School, Series 1998, 5.000%, 7/01/28 – MBIA Insured
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	AA	1,953,260
3,200	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	AA	3,115,456
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,195	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	1,172,665
9,735	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AAA	9,506,130
5,830	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	5,110,578
995	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aa3	998,582
	7/01/32 – AMBAC Insured

66,390	Total Education and Civic Organizations			66,481,273

	Health Care – 20.3% (12.4% of Total Investments)
5,995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/08 at 101.00	AA	6,064,842
	Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 – AMBAC Insured
5,730	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 101.00	AA	5,821,451
	Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	8/08 at 101.00	AA	2,944,500
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
2,385	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	2,448,155
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured
2,655	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	N/R	2,547,950
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
6,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Refunding Bonds,	8/08 at 102.00	AA	6,621,745
	United Health Services, Series 1997, 5.375%, 8/01/27 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	N/R	996,050
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
6,430	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	AA	6,495,393
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 –
	MBIA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc.,
	Series 2007B:
955	5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AAA	998,901
825	5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AAA	839,586
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer
	Center, Series 2003-1:
2,500	5.000%, 7/01/21 – MBIA Insured	7/13 at 100.00	AA	2,549,275
3,210	5.000%, 7/01/22 – MBIA Insured	7/13 at 100.00	AA	3,276,864
2,820	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	3,048,335
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
2,120	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	2,132,105
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
12,020	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AA	12,258,232
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/26 – AMBAC Insured
2,025	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AA	2,044,622
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AA	2,866,696
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AA	3,130,346
1,235	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	No Opt. Call	N/R	1,215,203
	2007A, 5.250%, 7/01/34 – FGIC Insured

67,270	Total Health Care			68,300,251

	Housing/Multifamily – 4.6% (2.8% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,470	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	1,552,982
1,470	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	1,546,631
5,445	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AA+	5,497,817
2,250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	7/08 at 105.00	AA	2,366,699
	Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured
540	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	474,217
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
755	6.100%, 11/01/15 – FSA Insured	11/08 at 100.00	AAA	757,333
3,380	6.125%, 11/01/20 – FSA Insured	11/08 at 100.00	AAA	3,386,557

15,310	Total Housing/Multifamily			15,582,236

	Industrials – 1.0% (0.6% of Total Investments)
3,715	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	3,356,020
	Center Project, Series 2007A, 5.000%, 1/01/36 – XLCA Insured (Alternative Minimum Tax)

	Long-Term Care – 2.4% (1.5% of Total Investments)
2,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series	8/09 at 101.00	AA	2,064,380
	2000B, 6.000%, 8/01/24 – MBIA Insured
5,940	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	8/11 at 101.00	AA	5,983,778
	Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 – MBIA Insured

7,940	Total Long-Term Care			8,048,158

	Tax Obligation/General – 17.1% (10.4% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Baa3	1,562,655
745	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	A2	794,863
2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – MBIA Insured	12/15 at 100.00	AA	2,102,320
14,405	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	13,863,804
	2/15/47 – FGIC Insured (UB)
45	New York City, New York, General Obligation Bonds, Fiscal Series 1992C, 6.250%, 8/01/10 –	8/08 at 100.00	AAA	45,146
	FSA Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
3,730	5.125%, 8/01/25 – MBIA Insured	8/08 at 101.00	AA	3,770,657
5,410	5.375%, 8/01/27 – MBIA Insured	8/08 at 101.00	AA	5,470,592
3,920	New York City, New York, General Obligation Bonds, Fiscal Series 1999I, 5.000%, 4/15/29 –	4/09 at 101.00	AAA	3,937,954
	MBIA Insured
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.000%, 8/01/16 –	8/10 at 101.00	AA	3,093,570
	FGIC Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
3,250	5.000%, 11/01/19 – FSA Insured (UB)	11/14 at 100.00	AAA	3,394,073
1,650	5.000%, 11/01/20 – FSA Insured (UB)	11/14 at 100.00	AAA	1,712,915
2,900	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	3,033,574
	FGIC Insured
	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
100	5.375%, 4/15/18 – MBIA Insured	4/09 at 102.00	AA	103,388
100	5.375%, 4/15/19 – MBIA Insured	4/09 at 102.00	AA	103,388
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 – AMBAC Insured	No Opt. Call	AA	1,140,230
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AA	1,156,310
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AA	1,166,611
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA	1,160,726
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA	1,166,928
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA	912,102
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – MBIA Insured	No Opt. Call	AA	785,862
735	5.250%, 10/01/21 – MBIA Insured	No Opt. Call	AA	781,437
730	5.250%, 10/01/22 – MBIA Insured	No Opt. Call	AA	772,092
730	5.250%, 10/01/23 – MBIA Insured	No Opt. Call	AA	772,493
730	5.250%, 10/01/24 – MBIA Insured	No Opt. Call	AA	773,508
730	5.250%, 10/01/25 – MBIA Insured	No Opt. Call	AA	774,369
725	5.250%, 10/01/26 – MBIA Insured	No Opt. Call	AA	767,949
2,190	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/19 – MBIA Insured	8/15 at 100.00	AA	2,270,658

55,607	Total Tax Obligation/General			57,390,174

	Tax Obligation/Limited – 49.8% (30.3% of Total Investments)
7,145	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	7/09 at 101.00	AA	7,387,216
	District Program, Series 1999, 5.750%, 7/01/19 – MBIA Insured
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	3,733,751
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
670	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	714,006
1,715	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,750,758
7,925	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AA	8,272,749
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
1,090	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,131,409
	2005F, 5.000%, 3/15/21 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,230	5.750%, 5/01/20 – FSA Insured	5/12 at 100.00	AAA	1,312,754
1,225	5.750%, 5/01/22 – FSA Insured	5/12 at 100.00	AAA	1,307,651
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District:
1,700	5.750%, 5/01/26 – FSA Insured (UB)	5/14 at 100.00	AAA	1,858,933
2,390	5.750%, 5/01/28 – FSA Insured (UB)	5/18 at 100.00	AAA	2,639,181
7,545	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AAA	8,237,405
	City School District, Project, Series 2008A, 5.750%, 5/01/28 – FSA Insured (UB)
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	7,822,350
	5.250%, 11/15/25 – FSA Insured
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AA	4,836,394
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
3,000	5.500%, 1/01/19 – MBIA Insured	7/12 at 100.00	AA	3,167,760
5,000	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AA	5,279,600
2,375	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	2,407,633
4,050	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA	4,096,818
2,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AAA	2,295,110
	Series 2008, 5.750%, 7/01/18 – FSA Insured (UB)
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
4,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	4,151,360
1,560	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,588,876
1,560	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,584,320
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,640	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	3,750,583
1,960	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	2,015,213
5,420	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	5,536,909
1,500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	1,530,705
5,600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	5,642,448
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2002B:
2,820	5.250%, 5/01/16 – MBIA Insured	11/11 at 101.00	AAA	2,964,835
1,000	5.250%, 5/01/17 – MBIA Insured	11/11 at 101.00	AAA	1,051,360
6,680	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	6,870,848
	Series 2003C, 5.250%, 8/01/21 – AMBAC Insured
3,160	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	3,303,685
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,079,360
	Series 2004C, 5.000%, 2/01/19 – XLCA Insured
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	3,590,615
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
2,500	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AA	2,502,900
11,865	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AA	11,721,196
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds,
	Series 2001A:
875	5.125%, 5/15/19 – AMBAC Insured	5/11 at 100.00	AA	898,686
920	5.125%, 5/15/20 – AMBAC Insured	5/11 at 100.00	AA	936,542
965	5.250%, 5/15/21 – AMBAC Insured	5/11 at 100.00	AA	985,545
1,015	5.250%, 5/15/22 – AMBAC Insured	5/11 at 100.00	AA	1,041,948
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series	4/14 at 100.00	AA	1,031,670
	2004, 5.000%, 4/01/22 – MBIA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
8,455	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	9,397,648
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,560,945
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,028,390
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
11,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA	11,527,794
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA	1,035,850
4,565	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA	4,716,832
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	510,530
	2005B, 5.000%, 3/15/30 – FSA Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AAA	4,395,440
	2008, 5.500%, 7/01/18 – FSA Insured (UB)

160,430	Total Tax Obligation/Limited			167,204,511

	Transportation – 9.5% (5.8% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
6,000	5.500%, 11/15/18 – AMBAC Insured	11/12 at 100.00	AA	6,268,500
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	2,019,760
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002E:
1,335	5.500%, 11/15/21 – MBIA Insured	11/12 at 100.00	AA	1,404,834
4,575	5.000%, 11/15/25 – MBIA Insured	11/12 at 100.00	AA	4,610,456
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
2,625	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	AA	2,729,790
425	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	AA	432,548
955	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	AA–	989,351
	FGIC Insured
1,650	New York State Thruway Authority, General Revenue Bonds, Series 2008, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	1,688,132
	FSA Insured (UB)
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AA	2,503,850
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
1,675	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AA–	1,708,751
	Series 2005, 5.000%, 12/01/31 – XLCA Insured
1,560	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	1,677,312
	Bonds, RITES Trust 1516, 11.509%, 8/15/32 – FSA Insured (IF)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AA	1,743,030
3,800	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AA	3,960,398

30,670	Total Transportation			31,736,712

	U.S. Guaranteed – 13.8% (8.4% of Total Investments) (4)
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,
	Series 2000A:
2,495	0.000%, 7/01/19 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AA (4)	2,374,067
1,870	0.000%, 7/01/21 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AA (4)	1,779,361
505	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	No Opt. Call	Baa1 (4)	653,879
	Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)
	Erie County, New York, General Obligation Bonds, Series 1999A:
700	5.500%, 10/01/17 (Pre-refunded 10/01/09) – FGIC Insured	10/09 at 101.00	Baa3 (4)	735,665
700	5.250%, 10/01/19 (Pre-refunded 10/01/09) – FGIC Insured	10/09 at 101.00	Baa3 (4)	733,516
	Longwood Central School District, Suffolk County, New York, Series 2000:
1,000	5.750%, 6/15/19 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	A2 (4)	1,088,520
1,000	5.750%, 6/15/20 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	A2 (4)	1,088,520
4,695	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	7/11 at 100.00	N/R (4)	5,005,246
	1998A, 5.250%, 7/01/28 (Pre-refunded 7/01/11) – FGIC Insured
11,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	11,815,100
	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	4,343,480
3,250	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	3,529,078
820	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	Aaa	884,928
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
1,075	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/09 at 101.00	AAA	1,128,621
	Natural History, Series 1999A, 5.750%, 7/01/29 (Pre-refunded 7/01/09) – AMBAC Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
420	5.125%, 8/01/25 (Pre-refunded 8/01/08) – MBIA Insured	8/08 at 101.00	AA (4)	425,435
30	5.375%, 8/01/27 (Pre-refunded 8/01/08) – MBIA Insured	8/08 at 101.00	AA (4)	30,395
1,080	New York City, New York, General Obligation Bonds, Fiscal Series 1999I, 5.000%, 4/15/29	4/09 at 101.00	AAA	1,118,858
	(Pre-refunded 4/15/09) – MBIA Insured
3,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	3,212,970
	4/01/19 (Pre-refunded 4/01/12) – FSA Insured
6,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional	1/11 at 100.00	AAA	6,329,700
	Facilities, Series 2000C, 5.125%, 1/01/23 (Pre-refunded 1/01/11) – FSA Insured

43,640	Total U.S. Guaranteed			46,277,339

	Utilities – 11.3% (6.9% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – FSA Insured	No Opt. Call	AAA	1,874,000
4,000	0.000%, 6/01/25 – FSA Insured	No Opt. Call	AAA	1,769,200
15,000	0.000%, 6/01/26 – FSA Insured	No Opt. Call	AAA	6,256,350
3,000	0.000%, 6/01/27 – FSA Insured	No Opt. Call	AAA	1,182,900
4,500	0.000%, 6/01/28 – FSA Insured	No Opt. Call	AAA	1,669,590
3,000	0.000%, 6/01/29 – FSA Insured	No Opt. Call	AAA	1,046,130
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	3,035,700
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,010	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	6,040,952
7,735	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	7,739,718
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	747,750
	5.000%, 12/01/35 – CIFG Insured
6,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/08 at 102.00	Aaa	6,037,920
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – MBIA Insured
	(Alternative Minimum Tax)
650	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	680,973
	11/15/19 – FGIC Insured

57,645	Total Utilities			38,081,183

	Water and Sewer – 7.0% (4.3% of Total Investments)
	New York City Municipal Water Finance Authority, New York, Water and Sewerage System
	Revenue Bonds:
5,920	5.000%, 6/15/27 – MBIA Insured (UB)	6/15 at 100.00	AAA	6,063,086
3,455	5.000%, 6/15/36 – MBIA Insured (UB)	6/16 at 100.00	AAA	3,500,191
1,245	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,332,536
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
1,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AA+	1,308,815
	Bonds, Fiscal Series 2000B, 6.000%, 6/15/33 – MBIA Insured
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AA+	3,033,812
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
7,100	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AA	7,236,888
	6/01/28 – MBIA Insured
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds,	No Opt. Call	Aa3	1,080,859
	Series 2000, 0.000%, 4/01/23 – AMBAC Insured

24,175	Total Water and Sewer			23,556,187

$ 532,792	Total Long-Term Investments (cost $516,509,631) – 156.6%			526,014,044

	Short-Term Investments – 7.6% (4.6% of Total Investments)
$ 3,015	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Variable Rate Demand		VMIG-1	3,015,000
	Obligations, Series 2007, Trust 12173, 1.810%, 7/15/09 – MBIA Insured (5)
2,615	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,		A-1+	2,615,000
	Variable Rate Demand Obligations, Series 2007, Trust 10266, 2.600%, 1/15/10 – MBIA Insured (5)
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue		VMIG-1	3,000,000
	Bonds, Variable Rate Demand Obligations, Fiscal Series 2004, Trust 622, 2.050%,
	6/15/12 – AMBAC Insured (5)
4,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,		A-1+	4,000,000
	Variable Rate Demand Obligations, Series 2005, Trust 1049, 2.050%, 4/01/13 – MBIA Insured (5)
2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of		Aa3	2,000,000
	Natural History, Variable Rate Demand Obligations, Series 2004B, 2.750%, 7/01/44 –
	MBIA Insured (5)
7,000	Oneida County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Hamilton		VMIG-1	7,000,000
	College, Variable Rate Demand Obligations, Series 2002, 1.450%, 9/15/32 – MBIA Insured (5)
2,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue		VMIG-1	2,000,000
	Refunding Bonds, Variable Rate Demand Obligations, Series 2002, Trust 304, 2.050%,
	11/15/18 – MBIA Insured (5)
2,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue		VMIG-1	2,000,000
	Refunding Bonds, Variable Rate Demand Obligations, Series 2007, Trust 12167, 1.810%,
	7/15/09 – MBIA Insured (5)

$ 25,630	Total Short-Term Investments (cost $25,630,000)			25,630,000

	Total Investments (cost $542,139,631) – 164.2%			551,644,044

	Floating Rate Obligations – (10.4)%			(34,978,000)

	Other Assets Less Liabilities – 3.6%			12,379,356

	Preferred Shares, at Liquidation Value – (57.4)% (6)			(193,000,000)

	Net Assets Applicable to Common Shares – 100%			$336,045,400

As of June 30, 2008, all of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market
Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of June 30, 2008. Subsequent to June 30, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end.
Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (35.0)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2008, the cost of investments was $507,026,117.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2008, were as follows:

Gross unrealized:
Appreciation	$14,697,526
Depreciation	(5,065,077)

Net unrealized appreciation (depreciation) of investments	$ 9,632,449

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Select Quality Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 29, 2008